Commitments - Future minimum lease payments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease payments
2017	¥ 51,258,404
2018	31,910,135
2019	10,121,586
2020	718,299
Total	94,008,424
Rental expenses	¥ 65,303,048	¥ 31,927,239	¥ 19,270,251